JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Aerospace & Defense — 1.7%
General Dynamics Corp.	265	56,225
Northrop Grumman Corp.	404	190,009
Raytheon Technologies Corp.	1,396	114,277
Textron, Inc.	367	21,381
		381,892
Air Freight & Logistics — 0.9%
FedEx Corp.	109	16,183
United Parcel Service, Inc., Class B	1,216	196,433
		212,616
Airlines — 0.2%
Southwest Airlines Co. *	1,131	34,880
Auto Components — 0.0% ^
Magna International, Inc. (Canada)	198	9,389
Automobiles — 2.3%
General Motors Co.	248	7,958
Tesla, Inc. *	1,978	524,665
		532,623
Banks — 4.5%
Bank of America Corp.	4,215	127,293
Citigroup, Inc.	1,073	44,712
Citizens Financial Group, Inc.	455	15,634
Fifth Third Bancorp	852	27,230
M&T Bank Corp.	177	31,208
PNC Financial Services Group, Inc. (The)	316	47,217
SVB Financial Group *	194	65,141
Truist Financial Corp.	5,542	241,299
US Bancorp	2,757	111,162
Wells Fargo & Co.	7,795	313,515
		1,024,411
Beverages — 2.3%
Coca-Cola Co. (The)	6,825	382,336
Constellation Brands, Inc., Class A	125	28,710
Monster Beverage Corp. *	683	59,394
PepsiCo, Inc.	385	62,855
		533,295
Biotechnology — 5.4%
AbbVie, Inc.	4,431	594,685
Alnylam Pharmaceuticals, Inc. *	35	7,006
Amgen, Inc.	406	91,512
Biogen, Inc. *	109	29,103
Regeneron Pharmaceuticals, Inc. *	485	334,102
Seagen, Inc. *	262	35,849
Vertex Pharmaceuticals, Inc. *	470	136,084
		1,228,341

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 1.0%
Masco Corp.	357	16,668
Trane Technologies plc	1,387	200,852
		217,520
Capital Markets — 4.7%
Ameriprise Financial, Inc.	371	93,473
BlackRock, Inc.	120	66,034
Blackstone, Inc.	991	82,947
Charles Schwab Corp. (The)	2,199	158,042
CME Group, Inc.	43	7,617
Goldman Sachs Group, Inc. (The)	155	45,423
Intercontinental Exchange, Inc.	341	30,809
Morgan Stanley	4,077	322,124
MSCI, Inc.	36	15,184
Raymond James Financial, Inc.	137	13,538
S&P Global, Inc.	550	167,943
State Street Corp.	195	11,858
T. Rowe Price Group, Inc.	535	56,180
		1,071,172
Chemicals — 1.8%
Air Products and Chemicals, Inc.	283	65,863
Axalta Coating Systems Ltd. *	2,295	48,333
DuPont de Nemours, Inc.	254	12,802
Eastman Chemical Co.	1,108	78,723
Linde plc (United Kingdom)	189	50,952
PPG Industries, Inc.	1,041	115,228
Sherwin-Williams Co. (The)	180	36,855
		408,756
Commercial Services & Supplies — 0.2%
Cintas Corp.	23	8,929
Republic Services, Inc.	179	24,351
		33,280
Communications Equipment — 0.1%
Motorola Solutions, Inc.	56	12,542
Construction Materials — 0.6%
Martin Marietta Materials, Inc.	40	12,883
Vulcan Materials Co.	753	118,756
		131,639
Consumer Finance — 0.7%
American Express Co.	725	97,810
Capital One Financial Corp.	618	56,961
		154,771

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — 0.1%
Avery Dennison Corp.	54	8,786
Ball Corp.	237	11,452
		20,238
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	647	172,762
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	3,683	139,844
Electric Utilities — 2.4%
Entergy Corp.	137	13,786
Evergy, Inc.	146	8,672
Exelon Corp.	1,202	45,027
FirstEnergy Corp.	524	19,388
NextEra Energy, Inc.	3,916	307,054
Xcel Energy, Inc.	2,313	148,032
		541,959
Electrical Equipment — 1.3%
Eaton Corp. plc	2,034	271,254
Rockwell Automation, Inc.	140	30,116
		301,370
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A	985	65,956
Corning, Inc.	200	5,804
		71,760
Energy Equipment & Services — 0.5%
Baker Hughes Co.	5,215	109,306
Entertainment — 0.3%
Netflix, Inc. *	137	32,255
Walt Disney Co. (The) *	272	25,658
		57,913
Equity Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc.	76	13,998
Camden Property Trust	198	23,651
Equinix, Inc.	34	19,341
Equity LifeStyle Properties, Inc.	208	13,071
Host Hotels & Resorts, Inc.	2,178	34,587
Kimco Realty Corp.	402	7,401
Prologis, Inc.	2,320	235,712
SBA Communications Corp.	50	14,232
Sun Communities, Inc.	121	16,375
Ventas, Inc.	965	38,764
		417,132

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	128	60,451
Walmart, Inc.	343	44,487
		104,938
Food Products — 0.3%
Hershey Co. (The)	44	9,701
Mondelez International, Inc., Class A	1,227	67,276
		76,977
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	332	32,124
Baxter International, Inc.	492	26,499
Becton Dickinson and Co.	141	31,419
Boston Scientific Corp. *	5,618	217,585
Dexcom, Inc. *	346	27,867
Intuitive Surgical, Inc. *	663	124,273
Medtronic plc	812	65,569
Zimmer Biomet Holdings, Inc.	447	46,734
		572,070
Health Care Providers & Services — 5.3%
Centene Corp. *	1,414	110,023
Cigna Corp.	239	66,315
CVS Health Corp.	1,037	98,899
Elevance Health, Inc.	168	76,312
HCA Healthcare, Inc.	441	81,051
Humana, Inc.	119	57,738
McKesson Corp.	526	178,772
UnitedHealth Group, Inc.	1,072	541,403
		1,210,513
Hotels, Restaurants & Leisure — 2.6%
Booking Holdings, Inc. *	35	57,512
Chipotle Mexican Grill, Inc. *	54	81,149
Expedia Group, Inc. *	131	12,273
Marriott International, Inc., Class A	844	118,278
McDonald's Corp.	1,347	310,807
Yum! Brands, Inc.	102	10,847
		590,866
Household Durables — 0.2%
Lennar Corp., Class A	362	26,987
Newell Brands, Inc.	817	11,348
Toll Brothers, Inc.	165	6,930
		45,265
Household Products — 0.6%
Colgate-Palmolive Co.	210	14,752
Kimberly-Clark Corp.	198	22,283
Procter & Gamble Co. (The)	871	109,964
		146,999

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	326	54,432
Insurance — 1.6%
Aon plc, Class A	82	21,965
Chubb Ltd.	237	43,106
Hartford Financial Services Group, Inc. (The)	625	38,712
Loews Corp.	341	16,995
Marsh & McLennan Cos., Inc.	130	19,408
MetLife, Inc.	543	33,004
Progressive Corp. (The)	924	107,378
Prudential Financial, Inc.	282	24,190
Travelers Cos., Inc. (The)	341	52,241
		356,999
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A *	6,031	576,865
Alphabet, Inc., Class C *	5,000	480,750
Meta Platforms, Inc., Class A *	1,280	173,670
Snap, Inc., Class A *	1,422	13,964
ZoomInfo Technologies, Inc., Class A *	184	7,666
		1,252,915
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc. *	5,691	643,083
IT Services — 2.8%
Accenture plc, Class A	252	64,840
Automatic Data Processing, Inc.	131	29,631
Cognizant Technology Solutions Corp., Class A	819	47,043
Fidelity National Information Services, Inc.	142	10,731
FleetCor Technologies, Inc. *	138	24,311
International Business Machines Corp.	563	66,890
Mastercard, Inc., Class A	975	277,231
MongoDB, Inc. *	39	7,744
Visa, Inc., Class A	561	99,662
		628,083
Life Sciences Tools & Services — 0.7%
Danaher Corp.	168	43,393
Thermo Fisher Scientific, Inc.	230	116,653
		160,046
Machinery — 2.2%
Deere & Co.	1,024	341,903
Dover Corp.	573	66,800
Ingersoll Rand, Inc.	137	5,927
Otis Worldwide Corp.	374	23,861
Parker-Hannifin Corp.	293	70,997
		509,488

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.5%
Charter Communications, Inc., Class A *	93	28,211
Comcast Corp., Class A	2,999	87,961
		116,172
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	2,424	66,248
Nucor Corp.	87	9,308
		75,556
Multiline Retail — 0.9%
Dollar General Corp.	639	153,271
Target Corp.	408	60,543
		213,814
Multi-Utilities — 0.6%
Ameren Corp.	271	21,829
CenterPoint Energy, Inc.	760	21,417
CMS Energy Corp.	764	44,496
Public Service Enterprise Group, Inc.	243	13,664
Sempra Energy	244	36,585
		137,991
Oil, Gas & Consumable Fuels — 4.0%
Chevron Corp.	421	60,485
ConocoPhillips	3,214	328,921
Coterra Energy, Inc.	446	11,649
Diamondback Energy, Inc.	330	39,752
EOG Resources, Inc.	1,014	113,294
Exxon Mobil Corp.	2,090	182,478
Phillips 66	215	17,355
Pioneer Natural Resources Co.	691	149,622
Valero Energy Corp.	88	9,403
		912,959
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	141	30,442
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	4,703	334,336
Eli Lilly & Co.	671	216,968
Johnson & Johnson	929	151,762
Merck & Co., Inc.	652	56,150
Pfizer, Inc.	1,126	49,274
		808,490
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	82	7,573
Equifax, Inc.	186	31,886
Leidos Holdings, Inc.	936	81,872
Verisk Analytics, Inc.	361	61,561
		182,892

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Road & Rail — 1.4%
CSX Corp.	1,408	37,509
Norfolk Southern Corp.	911	190,991
Uber Technologies, Inc. *	2,860	75,790
Union Pacific Corp.	120	23,379
		327,669
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc. *	3,127	198,127
Analog Devices, Inc.	833	116,070
Applied Materials, Inc.	83	6,800
ASML Holding NV (Registered), NYRS (Netherlands)	133	55,242
Enphase Energy, Inc. *	52	14,428
Lam Research Corp.	227	83,082
Microchip Technology, Inc.	435	26,548
Micron Technology, Inc.	185	9,269
NVIDIA Corp.	1,190	144,454
NXP Semiconductors NV (China)	1,967	290,152
QUALCOMM, Inc.	145	16,382
Teradyne, Inc.	791	59,444
Texas Instruments, Inc.	1,194	184,807
		1,204,805
Software — 8.4%
Adobe, Inc. *	114	31,373
Fortinet, Inc. *	156	7,664
Intuit, Inc.	267	103,415
Microsoft Corp.	6,480	1,509,192
Oracle Corp.	1,953	119,270
Salesforce, Inc. *	414	59,550
Synopsys, Inc. *	238	72,711
Workday, Inc., Class A *	137	20,854
		1,924,029
Specialty Retail — 3.8%
AutoNation, Inc. *	99	10,085
AutoZone, Inc. *	114	244,180
Best Buy Co., Inc.	357	22,612
Home Depot, Inc. (The)	292	80,575
Lowe's Cos., Inc.	1,749	328,480
O'Reilly Automotive, Inc. *	161	113,239
TJX Cos., Inc. (The)	1,161	72,121
		871,292
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	9,931	1,372,464
Seagate Technology Holdings plc	473	25,178
		1,397,642

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	1,477	122,768
Tapestry, Inc.	943	26,810
		149,578
Tobacco — 0.5%
Altria Group, Inc.	618	24,955
Philip Morris International, Inc.	962	79,855
		104,810
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	482	64,670
Total Common Stocks (Cost $26,180,612)		22,694,896
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b) (Cost $74,932)	74,932	74,932
Total Investments — 99.8% (Cost $26,255,544)		22,769,828
Other Assets Less Liabilities — 0.2%		37,080
NET ASSETS — 100.0%		22,806,908

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 Micro E-Mini Future Equity Index	4	12/16/2022	USD	71,960	(9,069)

Abbreviations
USD	United States Dollar

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$22,769,828	$—	$—	$22,769,828
Depreciation in Other Financial Instruments
Futures (a)	$(9,069)	$—	$—	$(9,069)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022  (Unaudited)  (continued)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$108,091	$159,147	$192,306	$—	$—	$74,932	74,932	$619	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.